UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tennenbaum Capital Partners, LLC
Address: 2951 28th Street, Suite 1000
         Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Hugh Steven Wilson
Title:   Managing Partner
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

/s/ Hugh Steven Wilson      Santa Monica, California       August 14, 2006
-------------------------   ----------------------------   ------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  46
Form 13F Information Table Value Total:  $756,427
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                            VALUE     SHRS OR  SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
     NAME OF ISSUER           TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
     --------------           --------------     -----     --------   -------  ---  ----  ----------  --------   ----   ------  ----
AMGEN INC                     NOTE 3/0         031162 AL 4    34513   47000000  PR           SOLE             47000000
ANDRX CORP DEL                ANDRX GROUP      034553 10 7    35840    1545500  SH           SOLE              1545500
APPLIED MATLS INC             COM              038222 10 5    12210     750000  SH  CALL     SOLE               750000
BALLY TOTAL FITNESS HLDG COR  COM              05873K 10 8     8960(1) 1762006  SH           SOLE              1762006
BALLY TOTAL FITNESS HLDG COR  COM              05873K 10 8       36       5308  SH           SOLE                 5308
BROADWING CORP                COM              11161E101        207      20000  SH           SOLE                20000
BROADWING CORP                COM              11161E101       1708     165000  SH  PUT      SOLE               165000
CAPITAL TITLE GROUP INC       COM              140919101       2925     396813  SH           SOLE               396813
CENTERPOINT ENERGY INC        NOTE 2.875% 1/1  15189TAL1      29288   28030000  PR           SOLE             28030000
CHARMING SHOPPES INC          NOTE 4.750% 6/0  161133 AC 7    22641   18500000  PR           SOLE             18500000
CIBER INC                     SDCV 2.875%12/1  17163BAB8      15200   16886000  PR           SOLE             16886000
CIENA CORP                    NOTE 3.750% 2/0  171779AA9      23763   24665000  PR           SOLE             24665000
CREDENCE SYS CORP             NOTE 1.500% 5/1  225302 AF 5    31137   35250000  PR           SOLE             35250000
CURAGEN CORP                  SDCV 6.000% 2/0  23126RAC5       8085    8132000  PR           SOLE              8132000
DENDRITE INTL INC             COM              248239105       2144     232575  SH           OTHER                      232575
ECHOSTAR COMMUNICATIONS NEW   NOTE 5.750% 5/1  278762AG4      26592   27000000  PR           SOLE             27000000
FINISAR                       NOTE 5.250%10/1  31787AAC5       6889    6994000  PR           SOLE              6994000
GENERAL MTRS CORP             DEB SR CONV A    370442 74 1    33881    1388566  SH           SOLE              1388566
GENERAL MTRS CORP             COM              370442105       2979     100000  SH  PUT      SOLE               100000
GREENFIELD ONLINE INC         COM              395150105        544      73481  SH           OTHER                       73481
HANCOCK FABRICS INC           COM              409900107        695     208000  SH           SOLE               208000
I2 TECHNOLOGIES INC           COM NEW          465754 20 8      950      75000  SH           SOLE                75000
I2 TECHNOLOGIES INC           COM NEW          465754 20 8     1117      88200  SH  CALL     SOLE                88200
INTEL CORP                    SDCV 2.950%12/1  458140AD2       8389   10000000  PR           SOLE             10000000
INTERPUBLIC GROUP COS INC     NOTE 4.500% 3/1  460690AT7      14810   15000000  PR           SOLE             15000000
ISOLAGEN INC                  NOTE 3.500%11/0  46488NAB9       4956    6500000  PR           SOLE              6500000
ISOLAGEN INC                  COM              46488N103       1128     285600  SH           SOLE               285600
JDS UNIPHASE CORP             NOTE 11/1        46612J AB 7    15547   17000000  PR           SOLE             17000000
JO-ANN STORES INC             COM              47758P 30 7    39158    2672900  SH           SOLE              2672900
LAWSON SOFTWARE INC NEW       COM              52078P102      64270    9592497  SH           SOLE              9592497
MANUGISTICS GROUP INC         NOTE 5.000%11/0  565011 AB 9    36354   36506000  PR           SOLE             36506000
MEDICIS PHARMACEUTICAL CORP   NOTE 1.500% 6/0  584690AB7      11596   12500000  PR           SOLE             12500000
MOVIE GALLERY INC             COM              624581104        550      88500  SH  PUT      SOLE                88500
NCO GROUP INC                 COM              628858102       9590     362700  SH           SOLE               362700
NOVELL INC                    DBCV 0.500% 7/1  670006AC9       6660    7500000  PR           SOLE              7500000
PEMCO AVIATION INC            COM              706444 10 6     7095     675750  SH           SOLE               675750
RELIANT ENERGY INC            NOTE 5.000% 8/1  75952B AD 7    23528   17000000  PR           SOLE             17000000
S1 CORPORATION                COM              78463B 10 1    12056    2511600  SH           OTHER                     2511600
SCHERING PLOUGH CORP          COM              806605101      13140     690500  SH  CALL     SOLE               690500
TEVA PHARMACEUTICAL FIN II L  DBCV 0.500% 2/0  88164R AA 5    25698   25500000  PR           SOLE             25500000
TEVA PHARMACEUTICAL FIN LLC   DBCV 0.250% 2/0  88163V AE 9    20086   21250000  PR           SOLE             21250000
TNS INC                       COM              872960 10 9    33812    1634200  SH           SOLE              1634200
UTSTARCOM INC                 NOTE 0.875% 3/0  918076 AB 6    42797   49519000  PR           SOLE             49519000
VISHAY INTERTECHNOLOGY INC    NOTE 3.625% 8/0  928298AF5       3416    3300000  PR           SOLE              3300000
WILLIAMS COS INC DEL          COM              969457100      10475     448400  SH  CALL     SOLE               448400
YAHOO INC                     FRNT 4/0         984332 AB 2    49012   30000000  PR           SOLE             30000000

Note to Form 13F Information Table

(1) Position is restricted and the market value is reduced by a haircut.